VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 94.2%
United States Treasury Obligations : 94.2%
United States Treasury
Bills (y)
3.78%, 01/20/26 # $ 16,766 $ 16,736,414
3.90%, 03/05/26 # 19,507 19,388,673
4.04%, 02/05/26 # 23,716 23,636,906
59,761,993
Total Short-Term Investments: 94.2%
(Cost: $59,745,625) 59,761,993
Other assets less liabilities: 5.8% 3,653,170
NET ASSETS: 100.0% $ 63,415,163
(y) Rate shown is the calculated yield to maturity
# All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $9,854,468.
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Brent Crude Oil Long 89 01/30/26 $ 5,415,650 $ (66,285)
Cattle Feeder Long 9 01/29/26 1,576,125 13,982
Cocoa Long 11 03/16/26 667,150 (27,097)
Coffee C Long 13 09/18/26 1,560,731 65,479
Copper Long 38 03/27/26 5,397,900 491,961
Corn Long 23 03/13/26 506,288 (4,304)
FCOJ-A Long 9 03/11/26 271,620 67,728
Gasoline RBOB Long 64 01/30/26 4,609,920 (355,806)
Gold 100 OZ Long 33 02/25/26 14,325,630 350,335
Lean Hogs Long 44 02/13/26 1,497,760 104,142
Live Cattle Long 24 06/30/26 2,177,040 104,065
LME Copper Long 3 02/16/26 934,188 (10,655)
LME Copper Long 3 01/19/26 934,949 125,781
LME Primary Aluminum Long 32 02/16/26 2,389,480 11,975
LME Primary Aluminum Long 35 01/19/26 2,606,450 151,495
LME Tin Long 2 02/16/26 405,970 (13,700)
LME Tin Long 2 01/19/26 405,560 31,000
LME Zinc Long 35 02/16/26 2,721,285 (8,821)
LME Zinc Long 38 01/19/26 2,938,882 76,601
Low Sulphur Gasoil Long 20 02/12/26 1,240,000 (11,098)
Natural Gas Long 25 01/28/26 921,500 (315,716)
NY Harbor ULSD Long 59 01/30/26 5,257,077 (540,989)
Platinum Long 8 04/28/26 817,680 140,142
Silver Long 10 03/27/26 3,530,150 1,129,083
Soybean Long 22 03/13/26 1,152,250 (90,610)
Soybean Oil Long 20 03/13/26 582,720 (45,243)
WTI Crude Long 89 02/20/26 5,092,580 (46,771)
LME Copper Short 3 01/19/26 934,949 10,540
LME Primary Aluminum Short 35 01/19/26 2,606,450 (16,745)
LME Tin Short 2 01/19/26 405,560 13,700
LME Zinc Short 38 01/19/26 2,938,882 6,815
Net unrealized appreciation on futures contracts $ 1,340,984

VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
United States Treasury
Obligations $ — $ 59,761,993 $ — $ 59,761,993
Other Financial Instruments:
Assets
Futures Contracts $ 1,340,984 $ — $ — $ 1,340,984